Summary of Significant Accounting Policies - Significant Suppliers (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Supplier concentration risk | Operating expenses | Vendors
Summary of Significant Accounting Policies
Concentration risk percentage (%)					66.00%	55.00%
Supplier concentration risk | Operating expenses | Vendor A
Summary of Significant Accounting Policies
Concentration risk percentage (%)	45.00%	68.00%	41.00%	61.00%	62.00%	33.00%
Supplier concentration risk | Operating expenses | Vendor B
Summary of Significant Accounting Policies
Concentration risk percentage (%)					1.00%	14.00%
Supplier concentration risk | Operating expenses | Vendor C
Summary of Significant Accounting Policies
Concentration risk percentage (%)					3.00%	8.00%
Supplier concentration risk | Accounts payable | Vendors
Summary of Significant Accounting Policies
Concentration risk percentage (%)					53.00%	69.00%
Supplier concentration risk | Accounts payable | Vendor A
Summary of Significant Accounting Policies
Concentration risk percentage (%)					43.00%	40.00%
Supplier concentration risk | Accounts payable | Vendor B
Summary of Significant Accounting Policies
Concentration risk percentage (%)					2.00%
Supplier concentration risk | Accounts payable | Vendor C
Summary of Significant Accounting Policies
Concentration risk percentage (%)					8.00%	10.00%
Supplier concentration risk | Accounts payable | Vendor D
Summary of Significant Accounting Policies
Concentration risk percentage (%)						19.00%
Credit Availability Concentration Risk | Accounts payable | Vendor A
Summary of Significant Accounting Policies
Concentration risk percentage (%)			14.00%		43.00%